SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER THE OPERATING LEASES (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
December 31, 2023	[1]	$ 704
December 31, 2024		1,435	$ 1,399
December 31, 2025		1,435	1,435
December 31, 2026		893	1,440
2026			893
Total lease payments		4,467	5,167
Less imputed interest		338	438
Total operating lease liabilities		$ 4,129	$ 4,729	$ 5,776

[1]	Represents scheduled payments for the remaining six-month period ending December 31, 2023